Commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2025
Commitments, contingent liabilities and contingent assets
Commitments, contingent liabilities and contingent assets

30 Commitments, contingent liabilities and contingent assets

	2025	2024
Commitments	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	1,727	1,575

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as an intangible asset once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	10,182	1,226	3,698	3,013	2,245
Future potential revenue milestone payments	21,301	45	1,290	4,742	15,224

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2025 which have been capitalised with reference to the latest Group sales forecasts for approved indications.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk-adjusted. As detailed in the Risk Overview section from page 47, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment. They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2023, 2024 or 2025.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up legacy land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at a number of sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established to own and manage certain assets and liabilities of Stauffer Chemical Company, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2025 in the aggregate of $107m (2024: $105m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (1) the nature and extent of claims that may be asserted in the future; (2) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (3) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (4) the potential for recoveries from or allocation of liability to third parties; and (5) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our Provisions accounting policy on page 135, Provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $115m and $192m (2024: $113m and $190m) which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’.

We do not believe that disclosure of the amounts sought by plaintiffs, if known, would be meaningful with respect to these legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 30, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position including within the next financial year. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product.

The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed abbreviated new drug applications (ANDAs) in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to US Food and Drug Administration (FDA) approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2025, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Legal proceedings brought against AstraZeneca

Enhertu patent proceedings	Considered to be a contingent liability
US
●
In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas (District Court) alleging that Enhertu infringes a Seagen patent. AstraZeneca co-commercialises Enhertu with Daiichi Sankyo in the US. After trial in April 2022, the jury found that the patent was infringed and awarded Seagen $41.82m in past damages. In July 2022, the District Court entered final judgment and declined to enhance damages on the basis of wilfulness. In October 2023, the District Court entered an amended final judgment that requires Daiichi Sankyo to pay Seagen a royalty of 8% on US sales of Enhertu from 1 April 2022 through to 4 November 2024, in addition to the past damages previously awarded by the District Court. AstraZeneca and Daiichi Sankyo have appealed the District Court’s decision.
●
In December 2020 and January 2021, AstraZeneca and Daiichi Sankyo filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, among other things, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests and instituted both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo requested reconsideration of the decision not to institute review of the patent. In February 2023, the USPTO reinstituted the PGR proceeding. In February 2024, the USPTO issued a decision that the claims were unpatentable. Seagen has appealed this decision; the USPTO has intervened in the appeal.
●
In December 2025, the US Court of Appeals for the Federal Circuit issued decisions in both the District Court and PGR appeals finding that Seagen's patent is invalid and vacating the District Court’s prior judgment and damages award.

Factor Bioscience patent proceedings	Considered to be a contingent liability
US
●
In September 2025, Factor Bioscience Inc. (Factor) filed a complaint against AstraZeneca, and others in the US District Court for the District of Delaware, alleging infringement of several Factor patents related to technology for producing gene-edited cells using synthetic messenger ribonucleic acid (mRNA) molecules encoding transcription activator-like effector nuclease (TALEN) gene-editing proteins.
●
The complaint alleges that certain drug research, design and development activities by AstraZeneca and others infringe Factor’s patents.

Forxiga patent proceedings	Considered to be a contingent liability
Europe
●
In November 2025, in France, Biogaran SAS challenged one of AstraZeneca's patents covering Forxiga. No trial date has been set.
●
In Poland and in Portugal, multiple generic companies have challenged one of AstraZeneca's patents covering Forxiga. No trial date has been set.
●
In Poland, in January 2026, AstraZeneca obtained interim injunctions against the generic companies that have challenged the patent.

Forxiga patent proceedings	Matter concluded
UK
●
In the UK, one of AstraZeneca’s patents relating to Forxiga was challenged by Generics (UK) Limited, Teva Pharmaceutical Industries Limited, and Glenmark Pharmaceuticals Europe Limited.
●
Trial regarding patent validity occurred in March 2025. In April 2025, the UK Patents Court held the patent invalid. AstraZeneca appealed the decision. In July 2025, the UK Court of Appeal dismissed AstraZeneca’s appeal and upheld the lower court’s invalidity decision. AstraZeneca's application for permission to appeal to the UK Supreme Court was denied.
●
In March 2025 and onward, AstraZeneca obtained injunctions against generic manufacturers' at-risk sales of dapagliflozin products in the UK. All injunctions have since been lifted.
●
This matter has concluded.

Soliris patent proceedings	Considered to be a contingent liability
Turkey
●
In November 2024, Salute HC İlaçları Sanayi ve Ticaret A.Ş served an action in the Industrial and Intellectual Property Rights Court in Turkey seeking to invalidate and enjoin enforcement of AstraZeneca’s patent relating to eculizumab.

Tagrisso patent proceedings	Considered to be a contingent liability
China	● In January 2025, an individual filed invalidity challenges against several Chinese patents protecting Tagrisso.

●
A hearing before the Chinese Patent Office (Patent Office) was held in July 2025.
●
In November 2025, the Patent Office issued decisions maintaining the compound patents.
●
In January 2026, the Patent Office dismissed the invalidity case against the formulation patent.

Tagrisso patent proceedings	Considered to be a contingent liability
US
●
In September 2021, Puma Biotechnology, Inc. (Puma) and Wyeth LLC (Wyeth) filed a patent infringement lawsuit in the US District Court for the District of Delaware (District Court) against AstraZeneca relating to Tagrisso. In March 2024, the District Court dismissed Puma.
●
The jury trial, with Wyeth as the plaintiff, took place in May 2024. The jury found Wyeth’s patents infringed and awarded Wyeth $107.5m in past damages. The jury also found that the infringement was not wilful.
●
In proceedings following the jury award, the District Court rejected AstraZeneca’s indefiniteness and equitable defences but granted judgment as a matter of law in favour of AstraZeneca on the grounds that the patents were invalid for lack of written description and enablement.
●
Wyeth has filed an appeal.

Legal proceedings brought by AstraZeneca

Brilinta patent proceedings	Considered to be a contingent asset
US
●
In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (District Court). In its complaints, AstraZeneca alleged that a generic version of Brilinta, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.
●
In 2024, AstraZeneca entered into separate settlements and the District Court entered consent judgments to dismiss each of the corresponding litigations.
●
Additional proceedings are ongoing in the District Court.
●
No trial date has been set.

Calquence patent proceedings	Considered to be a contingent asset
US
●
AstraZeneca received Paragraph IV notices relating to patents listed in the FDA Orange Book with reference to Calquence tablets from Cipla USA, Inc. and Cipla Limited (collectively, Cipla) in April 2024 and from MSN Pharmaceuticals Inc. and MSN Laboratories Pvt. Ltd. (collectively, MSN) in November 2024.
●
In response to these Paragraph IV notices, AstraZeneca filed patent infringement lawsuits against Cipla in May 2024 and against MSN in January 2025 in the US District Court for the District of Delaware (District Court). In the complaints, AstraZeneca alleges that a generic version of Calquence tablets, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca. Trial has been scheduled for April 2027.
●
In December 2025, AstraZeneca entered into a settlement agreement with MSN and the District Court dismissed the corresponding litigation. The litigation with Cipla is ongoing.

Daliresp patent litigation	Considered to be a contingent asset
US
●
In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp.
●
AstraZeneca has entered into separate settlement agreements and the District Court entered a consent judgment to dismiss the corresponding litigation. Additional ANDA challenges are pending.

Farxiga patent proceedings	Considered to be a contingent asset
US
●
In May 2021, AstraZeneca proceeded to trial against ANDA filer Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (District Court). In October 2021, the District Court issued a decision finding the asserted claims of AstraZeneca’s patent as valid and infringed by Zydus’s ANDA product. In August 2022, Zydus appealed the District Court decision. Zydus’s appeal has been dismissed.
●
In December 2023, AstraZeneca initiated ANDA litigation against Sun Pharmaceutical Industries Ltd. and Sun Pharmaceutical Industries, Inc. in the District Court. No trial date has been set.

Forxiga patent proceedings	Considered to be a contingent asset
Australia
●
In December 2025, in the Federal Court of Australia, AstraZeneca initiated patent infringement litigation against Pharmacor Pty Limited in reference to one of the patents that protects Forxiga.
●
No trial date has been set.

Lokelma patent proceedings	Matter concluded
US
●
In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against five generic filers in the US District Court for the District of Delaware.
●
AstraZeneca alleged that a generic version of Lokelma would infringe patents that are owned or licensed by AstraZeneca.
●
AstraZeneca has entered into separate settlement agreements with the five generic manufacturers which resulted in dismissal of the corresponding litigations.
●
This matter is now concluded.

Lynparza patent proceedings	Considered to be a contingent asset
Canada
●
In July 2025, AstraZeneca was served with a Notice of Allegation from Cipla Ltd. challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in August 2025. Trial is scheduled to begin in April 2027.

●
In August 2025, AstraZeneca was served with a Notice of Allegation from Natco Pharma (Canada) Inc. challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in October 2025. Trial is scheduled to begin in June 2027.
●
In November 2025, AstraZeneca was served with a Notice of Allegation from Zydus Lifesciences Limited challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in December 2025. No trial date has been set.

Lynparza patent proceedings	Considered to be a contingent asset
US
●
AstraZeneca received a Paragraph IV notice relating to Lynparza patents from Natco Pharma Limited (Natco) in December 2022, Sandoz Inc. (Sandoz) in December 2023, Cipla USA, Inc. and Cipla Limited (collectively, Cipla) in May 2024, and Zydus Pharmaceuticals (USA) Inc. (Zydus) in November 2024.
●
In response to these Paragraph IV notices, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigations against Natco, Sandoz, Cipla, and Zydus in the US District Court for the District of New Jersey. In the complaints, AstraZeneca alleged that the defendants’ generic versions of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents.
●
No trial date has been scheduled.

Soliris patent proceedings	Matter concluded
Canada
●
In May 2023, AstraZeneca initiated patent litigation in Canada alleging that Amgen Canada Inc.’s (Amgen) biosimilar eculizumab product infringed AstraZeneca's patents.
●
In September 2023, AstraZeneca initiated patent litigations in Canada alleging that Samsung Bioepis Co. Ltd.'s (Samsung) biosimilar eculizumab product infringed AstraZeneca's patents.
●
In June and November 2025, AstraZeneca settled with Samsung and Amgen, respectively.

Soliris patent proceedings	Matter concluded
Europe
●
In March 2024, AstraZeneca filed motions for provisional measures against the relevant corporate entities of Amgen Inc. (Amgen) and Samsung Bioepis Co. Ltd. (Samsung) at the Hamburg Local Division of the Unified Patent Court (UPC) on the basis that Amgen's and Samsung's biosimilar eculizumab products infringe an AstraZeneca patent. In November 2025 and January 2026, AstraZeneca entered into global settlement agreements with Amgen and Samsung, respectively, resolving all eculizumab patent disputes between the parties.

Soliris patent proceedings	Matter concluded
UK
●
In May 2024, AstraZeneca initiated patent infringement proceedings against Amgen Ltd. (Amgen) and Samsung Bioepis UK Limited (Samsung) in the UK High Court of Justice alleging that their respective biosimilar eculizumab products infringe an AstraZeneca patent; on the same day, Samsung initiated a revocation action for the same patent.
●
In November 2025 and January 2026, AstraZeneca settled the UK eculizumab patent matters with Amgen and Samsung, respectively.

Tagrisso patent proceedings	Considered to be a contingent asset
Russia
●
In August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow region (Court) against the Russian Ministry of Health (MOH) and Axelpharm LLC (Axelpharm) for improper use of AstraZeneca information in the authorisation of a generic version of Tagrisso. The suit against the MOH was dismissed in July 2024, after two appeals. The case against Axelpharm was dismissed in September 2024, and a subsequent appeal by AstraZeneca was also dismissed.
●
In November 2023, Axelpharm sought a compulsory licence under a patent related to Tagrisso; the action remains pending. The Axelpharm patent on which the compulsory licensing action was based was held invalid by the Russian Patent and Trademark Office (PTO) in August 2024 following challenge by AstraZeneca. The PTO’s decision was upheld in June 2025, following an appeal by Axelpharm. At a further appeal hearing in November 2025, the Intellectual Property Court Presidium reversed earlier decisions and held Axelpharm’s patent valid. In January 2026, AstraZeneca appealed to the Supreme Court, which was rejected. AstraZeneca expects to file a further appeal.
●
In July 2024, AstraZeneca filed a patent infringement claim against Axelpharm in relation to a generic version of Tagrisso. The action was stayed by the court pending resolution of the compulsory licensing action.
●
In August 2024, after AstraZeneca filed a complaint, the Federal Anti-Monopoly Service of Russia (FAS) initiated a case against Axelpharm and OncoTarget LLC (OncoTarget). In November 2024, the FAS found Axelpharm (but not OncoTarget) to have committed unfair competition. In June 2025, the finding against Axelpharm was reversed on appeal. In December 2025, on appeal by AstraZeneca, the appellate decision was affirmed. Also in December 2025, AstraZeneca filed a further appeal.

Product liability litigation

Legal proceedings brought against AstraZeneca

Farxiga and Xigduo XR	Considered to be a contingent liability
US
●
AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier’s Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR.
●
The parties have reached a settlement in principle for a non-material amount to resolve the single case scheduled for trial in March 2026.
●
All remaining claims are filed in Delaware State Court and the earliest trial is now scheduled for September 2026.

Nexium and Prilosec	A provision has been taken
US
●
AstraZeneca has defended lawsuits brought in federal and state courts involving claims that plaintiffs have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. Most of the lawsuits alleged kidney injury.
●
Between 2022 and 2024, AstraZeneca resolved the claims by way of settlement agreements.
●
A relatively small number of plaintiffs have opted out of the settlement.

Nexium and Losec	Matter concluded
Canada
●
In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits.
●
As of September 2025, all three lawsuits have been dismissed.
●
The Canada proceedings are concluded.

Vaxzevria	Considered to be a contingent liability
UK
●
AstraZeneca is defending lawsuits in multiple jurisdictions, including the UK, involving multiple claimants alleging injuries following vaccination with AstraZeneca’s COVID-19 vaccine. Most of the lawsuits involve claims of thrombosis with thrombocytopenia syndrome.
●
No trial dates have been scheduled.

Commercial litigation

Legal proceedings brought against AstraZeneca

340B Antitrust litigation	Considered to be a contingent liability
US
●
In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in the US District Court for the Western District of New York (District Court) by Mosaic Health, Inc. alleging a conspiracy to restrict access to 340B discounts in the diabetes market through contract pharmacies. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the complaint. In February 2024, the District Court denied Plaintiffs’ request to file an amended complaint and entered an order closing the matter. In March 2024, Plaintiffs filed an appeal.
●
In August 2025, the US Court of Appeals for the Second Circuit decided in the plaintiffs' favour, ordering the District Court to accept the amended complaint.

Amyndas Trade Secrets Litigation	Considered to be a contingent liability
US
●
AstraZeneca has been defending a matter filed by Amyndas Pharmaceuticals Member P.C. and Amyndas Pharmaceuticals, LLC (collectively Amyndas), in the US District Court for the District of Massachusetts alleging trade secret misappropriation and breach of contract claims against AstraZeneca and Zealand Pharma U.S. Inc. related to Amyndas’ C3 inhibitor candidate.
●
No trial date has been scheduled.

Anti-Terrorism Act Civil Lawsuit	Considered to be a contingent liability
US
●
In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in the US District Court for the District of Columbia (District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2013. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In July 2020, the District Court granted AstraZeneca’s and the other defendants’ motion to dismiss the lawsuit, which the DC Circuit Court of Appeals (the Appellate Court) reversed in January 2022.
●
In June 2024, the United States Supreme Court issued an order vacating the 2022 decision and remanding to the Appellate Court for reconsideration under new case law. In January 2026, after reconsideration, the Second Circuit issued a decision again allowing the claims to proceed and returning the matter to the District Court, where AstraZeneca has a separate motion to dismiss pending.

Definiens	Considered to be a contingent liability
Germany
●
In July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (Sellers) regarding the 2014 share purchase agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. In December 2023, after an arbitration hearing, the arbitration panel made a final award of $46m in favour of the Sellers.
●
In March 2024, AstraZeneca filed an application with the Bavarian Supreme Court (Court) to set aside the arbitration award.
●
In April 2025, the Court ruled in favour of AstraZeneca, annulled the arbitration award, and referred the dispute back to the same arbitration panel for a second determination.
●
In May 2025, the Sellers appealed the Court’s decision to the German Federal Court of Justice (Court of Justice). AstraZeneca also appealed the decision to refer the dispute back to the same arbitration panel.

● In January 2026, the Court of Justice upheld the Court’s decision to annul the arbitration award and referred the dispute back to the same arbitration panel.
Employment Litigation	Considered to be a contingent liability
US
●
AstraZeneca is defending against numerous other litigation matters pending in federal and state courts asserting claims of discrimination in connection with AstraZeneca’s vaccine requirement.
●
All but one claim has been resolved by settlement or disposed of by motion practice.

Novartis Advertising Litigation	Considered to be a contingent liability
US
●
In October 2025, Novartis Pharmaceuticals Corp. filed a lawsuit in the US District Court for the District of Delaware alleging false and misleading representation claims under the Lanham Act and state law unfair competition and deceptive practices claims.
●
The complaint alleges that statements in AstraZeneca's marketing for treatment for paroxysmal nocturnal hemoglobinuria are false and misleading.

Pay Equity Litigation	Considered to be a contingent liability
US
●
AstraZeneca is defending a putative class and collective action in the US District Court for the Northern District of Illinois (District Court) brought by three named plaintiffs, who are former AstraZeneca employees. The case involves claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work.
●
In May 2024, the District Court conditionally certified a collective under the federal Equal Pay Act and authorised the sending of notice to potential collective action members. The notice was distributed in June 2024, and the opt-in period has closed.

Securities Litigation	Considered to be a contingent liability
US
●
In December 2024, a putative securities class action lawsuit was filed in the US District Court for the Central District of California against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities between February 2022 and December 2024.
●
The case was subsequently transferred to the US District Court for the Southern District of New York.

Seroquel XR Antitrust Litigation	Matter concluded
US
●
In 2019, AstraZeneca was named in several related complaints in US District Court in Delaware (District Court), including several putative class action lawsuits brought on behalf of classes of direct purchasers or end payors of Seroquel XR, alleging AstraZeneca and generic drug manufacturers violated US antitrust laws when settling patent litigation related to Seroquel XR.
●
In July 2022, the District Court dismissed claims relating to one of the generic manufacturers while allowing claims relating to the second generic manufacturer to proceed.
●
In September 2024, AstraZeneca reached a settlement agreement with one of the plaintiff classes which the court approved.
●
In May 2025, AstraZeneca resolved the matter with all remaining plaintiffs for a total payment of $97m. In September 2025, the District Court approved the class-related portion of the settlement.
●
This matter is now concluded.

Soliris Antitrust Class Action	Considered to be a contingent liability
US
●
In April 2025, AstraZeneca was named in a lawsuit filed in the US District Court for the District of Massachusetts (District Court) alleging antitrust claims on behalf of a potential class of end payors for Soliris from March 2022.
●
The plaintiff alleges that AstraZeneca violated federal and state antitrust and business practices laws by obtaining improper patents for Soliris, delaying biosimilar entry and improperly extending Soliris’ market exclusivity.
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In December 2025, the District Court partially granted AstraZeneca's motion to dismiss.

Syntimmune Milestone Litigation	Considered to be a contingent liability
US
●
In connection with AstraZeneca's acquisition of Syntimmune, Inc. (Syntimmune) in December 2020, AstraZeneca was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court (Court) that alleged, among other things, breaches of the 2018 merger agreement (Merger Agreement).
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The stockholders’ representative alleges that AstraZeneca failed to meet its obligations under the Merger Agreement to use commercially reasonable efforts to achieve the milestones. AstraZeneca also filed a claim for breach of the representations in the Merger Agreement.
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A trial was held in July 2023.
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In September 2024, the Court issued a partial decision, concluding that the first milestone in the amount of $130m was achieved, and that AstraZeneca had breached its contractual obligation to use commercially reasonable efforts to achieve the milestones. The Court requested additional briefing regarding damages and further proceedings regarding AstraZeneca's claim for breach.
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In June 2025, the Court issued a further partial decision awarding an additional $181m in damages on its September 2024 breach determination.
●
Additional proceedings regarding AstraZeneca’s claim are ongoing.

University of Sheffield Contract Dispute	Considered to be a contingent liability
UK
●
In June 2024, AstraZeneca was served with a lawsuit filed by the University of Sheffield (Sheffield). In its complaint, Sheffield alleges that AstraZeneca made misrepresentations to induce Sheffield to amend a patent licence agreement relating to Lynparza.
●
Trial has been scheduled to begin in June 2026.

Viela Bio, Inc. Shareholder Litigation	Matter concluded
US
●
In February 2023, AstraZeneca was served with a lawsuit filed in the Delaware State Court (Court) against AstraZeneca and certain officers (collectively, Defendants), on behalf of a putative class of Viela Bio, Inc. (Viela) shareholders. The complaint alleged that the Defendants breached their fiduciary duty to Viela shareholders in the course of Viela’s 2021 merger with Horizon Therapeutics, plc.
●
In July 2024, the Court granted with prejudice AstraZeneca’s motion to dismiss.
●
In August 2024, plaintiffs appealed the dismissal.
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In March 2025, the Delaware Supreme Court affirmed the dismissal.
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This matter is now concluded.

Legal proceedings brought by AstraZeneca

PARP Inhibitor Royalty Dispute	Considered to be a contingent asset
UK
●
In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product, niraparib.
●
In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales (Trial Court) alleging that GSK had failed to pay all of the royalties due on niraparib sales under the license agreements.
●
In April 2023, after trial, the Trial Court issued a decision in AstraZeneca’s favour.
●
In February 2024, the Court of Appeal reversed the decision.
●
In March 2024, AstraZeneca filed a request for permission to appeal with the Supreme Court of the United Kingdom. In May 2024, the Supreme Court denied permission to appeal.
●
The case will return to the Trial Court for further proceedings.

Government investigations and proceedings

Legal proceedings brought against AstraZeneca

340B Qui Tam	Considered to be a contingent liability
US
●
In July 2023, AstraZeneca was served with an unsealed civil lawsuit brought by a qui tam relator on behalf of the United States, several states, and the District of Columbia in the US District Court for the Central District of California (District Court). The complaint alleges that AstraZeneca violated the US False Claims Act and state law analogues. In March 2024, the District Court granted AstraZeneca’s motion to dismiss the First Amended Complaint without leave to amend.
●
In April 2024, the relator filed an appeal.

Beyfortus Civil Investigative Demand	Considered to be a contingent liability
US
●
In March 2025, AstraZeneca received a subpoena from the US Attorney’s Office seeking certain records relating to Beyfortus. The subpoena requests that the Company produce various documents from January 2020 to present, including communications related to specific batches of Beyfortus, customer complaints, and FDA inspection reports.
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AstraZeneca is cooperating with this enquiry.

Boston US Attorney Investigation	Considered to be a contingent liability
US
●
In June 2024, AstraZeneca was served with a subpoena issued by the US Attorney’s Office in Boston, seeking documents and information relating to payments by AstraZeneca to healthcare providers.
●
AstraZeneca is cooperating with this enquiry.

Brazilian Tax Assessment Matter	Considered to be a contingent liability
Brazil
●
In connection with an ongoing matter, in August 2019, the Brazilian Federal Revenue Service provided a Notice of Tax and Description of the Facts (the Tax Assessment) to two AstraZeneca subsidiaries in Brazil, as well as to two additional entities, a logistics provider utilised by AstraZeneca and a distributor. The Tax Assessment focuses on the importation of Soliris vials pursuant to AstraZeneca’s free drug supply to patients’ programme in Brazil.
●
AstraZeneca prevailed in the first level of administrative appeals in the Brazilian federal administrative proceeding system. The decision was subject to an automatic appeal to the second level of the administrative courts.
●
In March 2023, the second level of the administrative courts issued a decision to remand the matter to the first level of administrative courts for a determination on the merits.

China Personal Information Infringement and Illegal Trade Matters	Considered to be a contingent liability
China
●
In relation to the personal information infringement allegation, in April 2025, AstraZeneca Investment (China) Co., Ltd. received a Notice of Transfer to the Prosecutor from the Shenzhen Bao’an District Public Security Bureau regarding suspected unlawful collection of personal information.
●
In relation to the illegal trade allegation, in October 2025, AstraZeneca Investment (China) Co., Ltd. received a final appraisal opinion from the Shenzhen City Customs Office, informing AstraZeneca Investment (China) Co., Ltd. that the total amount of unpaid import taxes is RMB 24m (approximately USD $3.5m). The import taxes mentioned in the Appraisal Opinion relate to Imfinzi, Imjudo, and Enhertu. In October 2025, AstraZeneca Investment (China) Co., Ltd. prepaid the full amount as voluntary compensation to the State. A fine of between one and five times the amount of these paid importation taxes may also be levied if AstraZeneca Investment (China) Co., Ltd. is found liable for illegal trade.

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In November 2025, the Shenzhen Prosecutor concluded its evaluation. AstraZeneca Investment (China) Co., Ltd., the former EVP and one former senior employee were indicted on charges of unlawful collection of personal information and illegal trade, although no illegal gain to AstraZeneca Investment (China) Co., Ltd. was alleged resulting from unlawful collection of personal information.
●
The former EVP and former senior employee were additionally indicted on charges of medical insurance fraud. AstraZeneca Investment (China) Co., Ltd. has not been indicted on charges of medical insurance fraud.
●
The matters have been consolidated into one proceeding before the Shenzhen City Intermediate Court. No trial date has been scheduled.

Texas Qui Tam	Considered to be a contingent liability
US
●
In December 2022, AstraZeneca was served with an unsealed civil lawsuit brought by qui tam relators on behalf of the State of Texas in Texas State Court in Harrison County, which alleges that AstraZeneca engaged in unlawful marketing practices.
●
In July 2025, the State of Texas intervened in the matter and filed an amended petition.
●
In November 2025, the case was transferred to the Texas State Court in Travis County.
●
No trial date has been scheduled.

US Department of Justice Civil Investigative Demand	Considered to be a contingent liability
US
●
In January 2026, AstraZeneca was served with a civil investigative demand issued by the US Department of Justice, seeking documents and information relating to AstraZeneca's data purchases and quality improvement projects.
●
AstraZeneca is cooperating with this enquiry.

Vermont US Attorney Investigation	Considered to be a contingent liability
US
●
In April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors.
●
AstraZeneca is cooperating in this enquiry.

Legal proceedings brought by AstraZeneca

340B State Litigation	Considered to be a contingent asset
US
●
AstraZeneca has filed lawsuits against Arkansas, Colorado, Hawaii, Kansas, Louisiana, Maine, Maryland, Minnesota, Mississippi, Missouri, Nebraska, New Mexico, North Dakota, Oklahoma, Oregon, Rhode Island, South Dakota, Tennessee, Utah, Vermont, and West Virginia challenging the constitutionality of each state’s 340B statute.
●
AstraZeneca has ongoing enforcement actions in Arkansas and Louisiana for alleged non-compliance with each state's 340B statute. In April 2025, an order was issued in the Arkansas proceeding requiring AstraZeneca to pause its contract pharmacy policy, which AstraZeneca has appealed.
●
In Arkansas, the Court denied a motion to dismiss.
●
In Colorado, the Court denied AstraZeneca's motion for a preliminary injunction, which AstraZeneca has appealed.
●
In Kansas, after obtaining a stipulation from the state that AstraZeneca’s policy does not violate the Kansas 340B statute, AstraZeneca agreed to dismiss its complaint.
●
In Louisiana, the Court denied AstraZeneca’s motion for summary judgement, which AstraZeneca has appealed.
●
In Maryland and Mississippi, the Court denied AstraZeneca’s motion for a preliminary injunction.
●
In Minnesota, the Court found that the government officials lacked enforcement authority and dismissed AstraZeneca's complaint for lack of standing.
●
In Missouri, the Court granted in part and denied in part the state’s motion to dismiss.
●
In Oklahoma, the Court granted AstraZeneca’s motion for a preliminary injunction, which Oklahoma has appealed.
●
AstraZeneca’s lawsuits are stayed in Rhode Island, Utah, and West Virginia.

Calquence Inflation Reduction Act Litigation	Considered to be a contingent asset
US
●
In December 2025, AstraZeneca filed a lawsuit in the US District Court for the District of Maryland challenging the US Department of Health and Human Services’ interpretation of “qualifying single source drug” under the Inflation Reduction Act and its application in selecting Calquence for drug price negotiation.

Farxiga Inflation Reduction Act Litigation	Considered to be a contingent asset
US
●
In August 2023, AstraZeneca filed a lawsuit in the US District Court for the District of Delaware (District Court) against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit.
●
In May 2025, the US Court of Appeals for the Third Circuit affirmed the District Court's dismissal of AstraZeneca's challenge.
●
In September 2025, AstraZeneca sought review by the US Supreme Court.

Other

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Where acceptance of an uncertain tax treatment is not considered probable, a tax liability is recognised based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Due to inherent complexities in the resolution of the uncertain tax treatments and the resulting liabilities due, management exercise judgement in the measurement of the potential liability, based on information available at the present time.

Tax liabilities for uncertain tax treatments can be built up over a long period of time but the resolution occurs at a point in time. Therefore, to the extent the information changes in future periods, there may be adjustments to the liabilities, which may have either a negative or positive effect on our results. Such changes could arise from commencement, progress or conclusion of tax authority challenge, negotiations under competent authority arrangements in relevant double tax treaties and expiry of relevant statutes of limitation. Details of the movements of material uncertain tax treatments are included below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Tax liabilities recognised for uncertain tax treatments require management to make key judgements with respect to the outcome of current and potential future tax audits, and actual results could vary from these estimates. Management does not believe a significant risk exists of material change to uncertain tax positions in the next 12 months.

The total net tax liability recognised in the Group Financial Statements in respect of uncertain tax positions is $1,104m (2024: $1,321m). The net tax liability consists of $1,126m (2024: $1,157m) included within income tax payable, $1,628m (2024: $1,304m) included within deferred tax asset, partially offset by $205m (2024: $122m) included within deferred tax liabilities, and $1,445m (2024: $1,018m) included within income tax receivable.

Transfer pricing

The net tax liability included in the Group Financial Statements in relation to management’s current assessment of tax risks in relation to worldwide transfer pricing exposures is $120m (2024: $384m). The decrease in the net tax liability for uncertain tax positions relating to transfer pricing of $264m compared with 2024 is mainly as a result of a decrease of tax liabilities arising from updates to estimates of prior period tax liabilities following progression of tax authority reviews.

The liability includes uncertain tax treatments which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities. These matters can be complex and judgemental and could change in the future, as discussed above.

For transfer pricing matters, including items under tax audit, AstraZeneca estimates the potential for additional tax liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $79m (2024: $422m) including associated interest.

Management continues to believe that AstraZeneca’s positions on all its transfer pricing positions, audits and disputes are robust, and that AstraZeneca has recognised appropriate tax balances, including consideration of whether corresponding relief will be available under Mutual Agreement procedures or unilaterally.

Other uncertain tax treatments

Included in the net tax liability is $984m (2024: $937m) relating to a number of other uncertain tax treatments. The increase of $47m in the net tax liability relating to the other uncertain tax treatments mainly relates to an update to tax liabilities following progress of reviews by tax authorities which are offset by movements relating to uncertainty over the timing of tax deductions. This uncertainty includes movements between income taxes receivable of $1,391m (2024: $742m), and deferred tax liabilities of $234m (2024: $133m) offset by related deferred tax assets of $1,611m (2024: $929m) and income taxes payable of $496m (2024: $269m). The liability includes tax liabilities in respect of uncertain tax treatments which are estimated using the most likely amount method and the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities.

AstraZeneca estimates the potential for additional liabilities due to other uncertain tax treatments above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $127m (2024: $214m) including associated interest. AstraZeneca does not believe there are any significant other uncertain tax treatments where the possibility of the additional liabilities falling due is more than remote (2024: $nil). Management believes that it is unlikely that these additional liabilities will arise.

Timing of cash flows and interest

The Group is currently under audit in several countries and the timing of any resolution of these audits is uncertain.

It is possible that tax payments may be required in relation to a number of disputes which may be resolved over the next one to two years. AstraZeneca considers the tax liabilities set out above to appropriately reflect the expected value of any final settlement. Some of the items discussed above are not currently within the scope of tax authority audits and may take longer to resolve.

Included within other payables is a net amount of interest arising on tax contingencies of $126m (2024: $164m).